Other Revenue	12 Months Ended
Mar. 31, 2021
Disclosure Of Other Revenue [Abstract]
Other Revenue
11)	OTHER REVENUE

	For the year ended March 31
Particulars	2019	2020	2021
Facilitation fee	20,410	20,608	2,422
Brand alliance fees	2,641	621	3,479
Advertising revenue	781	4,495	3,152
Service fees on rail reservation	700	2,021	1,047
Miscellaneous	3,496	8,600	3,456
Total	28,028	36,345	13,556